Summary of significant accounting policies - Revenue recognition - Narrative (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Principles of consolidation
Period of unconditional right of return	7 days	7 days
Amount of unfulfilled performance obligations	¥ 1,673,100		¥ 1,801,200
Total net revenues	105,919,546	$ 15,146,294	108,420,832	¥ 112,856,020
Amount of contract assets balance	318,500		360,500
Advances from customers	2,564,100		2,706,000
Refund liabilities	468,500		510,700	494,800	¥ 339,800
Reward Points
Principles of consolidation
Amount of unfulfilled performance obligations	422,600		394,100
Service
Principles of consolidation
Total net revenues	5,120,000		4,960,000	4,940,000
Lease
Principles of consolidation
Total net revenues	¥ 3,400,000		¥ 2,730,000	¥ 2,300,000